Warrant Liability - Schedule of Warrant Liability (Details) - Warrants [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrant Liability [Line Items]
Number of Warrants, Share, Beginning balance	7,527	7,527
Number of Warrants, Amount, Beginning balance	$ 18,304	$ 18,630
Number of Warrants, Change in fair value
Number of Warrants, Change in fair value, Amount	$ (14,176)	$ (326)
Number of Warrants, End of period	7,527	7,527
Number of Warrants, Amount, End of period	$ 4,128	$ 18,304
Number of Warrants, Common shares issuable on exercise	7,527	7,527
Number of Warrants, Common shares issuable on exercise, Amount